Borrowings - Maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Core structural borrowings of shareholder-financed businesses
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	£ 7,664	£ 6,400	£ 6,280	£ 6,798
Core structural borrowings of shareholder-financed businesses | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position			275
Core structural borrowings of shareholder-financed businesses | 3 to 4 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	275
Core structural borrowings of shareholder-financed businesses | 4 to 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	312
Core structural borrowings of shareholder-financed businesses | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	7,077		6,005
Operational borrowings attributable to shareholder-financed businesses
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	998		1,791
Operational borrowings attributable to shareholder-financed businesses | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	840		1,723
Operational borrowings attributable to shareholder-financed businesses | 1 to 2 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	89		1
Operational borrowings attributable to shareholder-financed businesses | 2 to 3 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	1		1
Operational borrowings attributable to shareholder-financed businesses | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	68		66
Borrowings attributable to with-profits businesses
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	3,940		3,716
Borrowings attributable to with-profits businesses | Expected to be settled within one year
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	573		351
Borrowings attributable to with-profits businesses | 1 to 2 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	71		371
Borrowings attributable to with-profits businesses | 2 to 3 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	90		184
Borrowings attributable to with-profits businesses | 3 to 4 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	5		59
Borrowings attributable to with-profits businesses | 4 to 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	102		1
Borrowings attributable to with-profits businesses | Over 5 years
Remaining contractual maturity analysis of the Group's borrowings
Borrowings per consolidated statement of financial position	£ 3,099		£ 2,750